INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD - Additional information (Details)			12 Months Ended
	Mar. 08, 2021 GBP (£)	Feb. 03, 2021 GBP (£) item	Dec. 31, 2022 GBP (£) £ / shares shares	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD
Investments accounted for using the equity method			£ 2,374,000	£ 13,817,000	£ 0
Warrants at price of 0.12
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD
Number of warrants hold | shares			121,666,666
Price of warrants | £ / shares			£ 0.12
Warrants at price of 0.06
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD
Number of warrants hold | shares			35,450,000
Price of warrants | £ / shares			£ 0.06
Ownership percentage on diluted basis			33.26%
Pluto Digital plc
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD
Number of Polkadots transferred | item		75,000
Purchase of interests in investments accounted for using equity method	£ 7,400,000	£ 1,100,000
Percentage of share capital and voting rights			19.94%	24.65%
Contingent liabilities relating to the interest in associates			£ 0